INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
Summary of intangible assets

	As of December 31,
	2021	2022
	RMB	RMB
Gross carrying amount
Trade names	3,190	3,190
Brand	4,534	—
Student populations	1,438	1,438
Software	1,968	1,936
Accreditation	188	696
	11,318	7,260
Less: accumulated amortization
Trade names	—	—
Brand	—	—
Student populations	(1,438)	(1,438)
Software	(1,968)	(1,936)
Accreditation	(122)	(183)
	(3,528)	(3,557)
Intangible assets, net
Trade names	3,190	3,190
Brand	4,534	—
Student populations	—	—
Software	—	—
Accreditation	66	513
	7,790	3,703

Schedule of estimated amortization expenses of intangible assets for future annual periods

Amount
RMB
2023	80
2024	80
2025	80
2026	80
2027	80
Thereafter	113
Total	513